CONVERTIBLE NOTES AND DEBT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 6 - CONVERTIBLE NOTES AND DEBT
a)	As of September 30, 2011, one $33,885 (2010 - $33,885) convertible note is outstanding which is payable to a related party. The note bears interest at 5% annum, is unsecured and due on demand.

Under the convertibility terms of the notes payable, the principal, can be converted immediately, at the option of the holder, either in whole, or in part, into fully paid common shares of the Company. The conversion price per share is equal to the lesser of the stated price at $0.17 or 75% of the average closing bid prices for the five trading days ending on the trading day immediately before the date of the conversion.

b)	As at December 31, 2011, the Company has convertible secured notes (the “Notes”) in the principal amount of $544,460. The Notes bear interest at an annual rate of prime (as adjusted monthly on the first business day of each month) plus 2.75% per year, payable in arrears on the first day of each month. The Notes are due and payable on December 31, 2012 and are secured by substantially all of the Company’s assets. At the holders’ option, the Notes are convertible into shares of the Company's common stock at a conversion price of $0.13 per share. The embedded conversion option contains a reset provision that can cause an adjustment to the conversion price if the Company issues an equity instrument that does not qualify as an Exempt Issuance at a price lower than the initial conversion price. An Exempt Issuance is defined as:

i.	shares or options issued to employees of Biocurex for services rendered pursuant to any stock or option plan adopted by the Directors of Biocurex, not to exceed 500,000 shares or options in any year;

ii.	options issued to officers or directors of Biocurex, provided that the number of options issued during any twelve-month period may not exceed 500,000;

iii.	shares or options issued at fair market value for services rendered to independent consultants, limited to 500,000 shares or options in any year;

iv.	restricted equity securities sold for cash, provided that no more than 500,000 restricted equity securities can be sold in any year, the restricted equity securities cannot be registered for public sale, and the restricted equity securities, and the exercise price of any warrants, cannot be less than 75% of the market price of BioCurex's common stock;

v.	shares issued to any note holder in payment of principal or interest;

vi.	shares sold to any note holder;

vii.	securities issued upon the conversion of the Notes or the exercise of the Warrants;

viii.	securities issued upon the conversion of notes or the exercise of options or warrants issued and outstanding on June 25, 2007, provided that the securities have not been amended to increase the number of such securities or to decrease the exercise, exchange or conversion price of the securities.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 (See Note 12).

The following table summarizes the changes in the Notes during the year ended December 31, 2011:

	Principal $	Discount $	Carrying Value $
Balance, December 31, 2009	1,750,000	(551,001)	1,198,999
Principal repayments	(1,186,700)	-	(1,186,700)
Accretion of discount on convertible debt	-	425,436	425,436

Balance, December 31, 2010	563,300	(125,565)	437,735
Principal repayments	(18,840)	–	(18,840)
Accretion of discount on convertible debt	–	58,745	58,745

Balance, December 31, 2011	544,460	(66,820)	477,640

During the year ended December 31, 2011, the Company expensed $21,223 (2010 - $21,223) of the debt issue costs related to these convertible notes. The balance of debt issue costs at December 31, 2011 is $21,281 (December 31, 2010 - $42,504).

c)	On December 15, 2011 the Company sold a convertible note in a principal amount of $78,500 to a private investor. The note bears interest at 8% per year and is payable on or before March 19, 2013. At any time after June 15, 2012 the note can be converted into shares of our common stock. The number of shares to be issued upon any conversion will be determined by dividing the principal amount to be converted by the conversion price. The conversion price is 58% of the average of the lowest five Trading Prices for our common stock during the ten trading day period ending on the trading day prior to the date the note is converted. “Trading Price” means the closing bid price of the Company’s common stock on the Over-the-Counter Bulletin Board. The conversion feature hasn’t been separated from the loan because it does not provide for net settlement until convertible.

On the issuance of the convertible note, the Company incurred $3,500 in debt issuance costs. These costs were capitalized and will be amortized over the life of the note.